Offerings - Offering: 1	Jul. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	0.0815
Maximum Aggregate Offering Price	$ 2,852,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 393.93
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions. Relates to common stock, $0.01 par value per share, of Non-Invasive Monitoring Systems, Inc., a Florida corporation ("Non-Invasive Monitoring Systems"), issuable to holders of capital stock, par value $0.00001 per share, of Gravitics, Inc., a Delaware corporation ("Gravitics"), in the proposed merger of Gravitics Merger Sub Inc., a Delaware corporation and a direct, wholly owned subsidiary of Non-Invasive Monitoring Systems, with and into Gravitics, with Gravitics surviving the merger as a wholly owned subsidiary of Non-Invasive Monitoring Systems. The amount of common stock of Non-Invasive Monitoring Systems to be registered represents 35,000,000 shares of common stock of Non-Invasive Monitoring Systems expected to be issued pursuant to the merger, giving effect to an assumed reverse stock split of the common stock of Non-Invasive Monitoring Systems at a ratio of 1-for-150. Estimated solely for the purpose of calculating the registration fee under Rule 457(f)(2) under the Securities Act. As Gravitics is a private company, there is no market for its securities. Therefore, the proposed maximum aggregate offering price was calculated based on the book value as of March 31, 2026 of the Gravitics securities that will be exchanged in the merger, which amount equals $2,851,000. The registration fee is determined in accordance with Section 6(b) of the Securities Act and calculated by multiplying the estimated aggregate offering price of securities to be registered by 0.00013810.